Statement of Reconciliation of Cash, Cash Equivalents and Restricted Cash - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Cash and cash equivalents	$ 2,258,679	$ 4,723,231
Restricted cash in banks	30,933,928	9,660,161
Total cash, cash equivalents and restricted cash	$ 33,192,607	$ 14,383,392